NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 7, 2023 Nationwide VLI Separate Account - 2 ("Registrant") File No. 811-05311
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	0000825316
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	0001081402
Allspring Variable Trust - VT Opportunity Fund: Class 2	0001081402
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II	0000355916
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